FCF US Quality ETF (formerly, TrimTabs U.S. Free Cash Flow Quality ETF)
Schedule of Investments
October 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.2%
Communications - 3.6%
Alphabet, Inc. - Class A (a)	1,253	$3,710,033
Interpublic Group of Cos., Inc.	42,496	1,554,079
Omnicom Group, Inc. (d)	12,000	816,960
Sirius XM Holdings, Inc. (d)	86,644	527,662
World Wrestling Entertainment, Inc. - Class A (d)	14,570	890,081
		7,498,815
Consumer Discretionary - 12.5%
AutoNation, Inc. (a)(d)	16,437	1,990,849
AutoZone, Inc. (a)	817	1,458,214
Brunswick Corp. (d)	5,286	492,074
Deckers Outdoor Corp. (a)	1,615	638,426
Dick's Sporting Goods, Inc. (d)	12,419	1,542,564
Etsy, Inc. (a)	6,816	1,708,703
Ford Motor Co. (a)	62,993	1,075,920
Genuine Parts Co.	9,425	1,235,712
Home Depot, Inc. (d)	5,871	2,182,486
Lowe's Cos., Inc.	5,269	1,231,998
Masco Corp.	18,519	1,213,920
O'Reilly Automotive, Inc. (a)	2,465	1,534,019
Polaris, Inc. (d)	7,149	821,778
Ross Stores, Inc.	11,730	1,327,836
Starbucks Corp.	17,717	1,879,242
Tempur Sealy International, Inc. (d)	22,556	1,003,065
TJX Cos., Inc.	21,958	1,438,029
Ulta Beauty, Inc. (a)	3,161	1,161,225
Williams-Sonoma, Inc. (d)	6,177	1,147,254
YETI Holdings, Inc. (a)(d)	10,566	1,038,955
		26,122,269
Consumer Staples - 7.8%
BellRing Brands, Inc. - Class A (a)(d)	33,249	891,738
Clorox Co. (d)	5,637	918,887
Coca-Cola Co.	35,993	2,028,926
Colgate-Palmolive Co.	13,721	1,045,403
Costco Wholesale Corp. (d)	5,501	2,703,962
Estee Lauder Cos., Inc.	6,082	1,972,575
Hershey Co.	4,815	844,310
Philip Morris International, Inc.	16,947	1,602,169
Procter & Gamble Co.	11,778	1,684,136
Target Corp.	5,839	1,515,921
Walmart, Inc. (d)	7,032	1,050,722
		16,258,749
Energy - 2.6%
Antero Midstream Corp.	119,359	1,269,980
Continental Resources, Inc. (d)	31,573	1,541,078
Magnolia Oil & Gas Corp. - Class A (d)	64,937	1,355,885
Ovintiv, Inc.	37,120	1,392,742
		5,559,685
Financials - 12.5%
Allstate Corp.	10,833	1,339,717
American Financial Group, Inc.	10,032	1,364,753
Aon PLC - Class A	5,655	1,809,148
Berkshire Hathaway, Inc. - Class B (a)	10,398	2,984,330
First Horizon Corp.	49,573	841,254
Goldman Sachs Group, Inc.	5,860	2,422,231
JPMorgan Chase & Co.	25,352	4,307,051
LPL Financial Holdings, Inc.	7,770	1,274,435
Morgan Stanley (d)	24,515	2,519,652
Progressive Corp. (d)	18,331	1,739,245
SVB Financial Group (a)	1,754	1,258,320
Synchrony Financial	24,465	1,136,399
T Rowe Price Group, Inc. (d)	7,396	1,604,045
U.S. Bancorp	24,801	1,497,236
		26,097,816
Health Care - 11.0%
Abbott Laboratories	11,680	1,505,435
AbbVie, Inc.	18,056	2,070,482
Amedisys, Inc. (a)	2,045	346,300
Amgen, Inc.	9,905	2,050,038
AstraZeneca PLC - ADR	15,746	982,235
Bristol-Myers Squibb Co.	23,781	1,388,810
Cardinal Health, Inc.	13,775	658,583
Cerner Corp.	14,757	1,096,298
Chemed Corp. (d)	1,802	869,015
Johnson & Johnson	16,180	2,635,398
McKesson Corp.	9,305	1,934,323
Mettler-Toledo International, Inc. (a)	850	1,258,748
Molina Healthcare, Inc. (a)	4,726	1,397,573
ResMed, Inc.	5,222	1,372,916
UnitedHealth Group, Inc.	5,036	2,318,927
Waters Corp. (a)	2,875	1,056,706
		22,941,787
Industrials - 9.0%
3M Co.	6,622	1,183,219
Allegion PLC	7,030	901,949
Emerson Electric Co.	12,503	1,212,916
Illinois Tool Works, Inc.	5,674	1,292,934
Keysight Technologies, Inc. (a)	6,128	1,103,162
Lennox International, Inc. (d)	3,696	1,106,139
Louisiana-Pacific Corp. (d)	25,406	1,497,175
Otis Worldwide Corp.	17,673	1,419,319
Parker-Hannifin Corp.	3,625	1,075,139
Rollins, Inc.	15,821	557,374
Terminix Global Holdings, Inc. (a)	10,695	432,934
Toro Co.	10,661	1,017,806
Trane Technologies PLC	6,967	1,260,539
TriNet Group, Inc. (a)	11,560	1,170,450
United Parcel Service, Inc. - Class B	12,160	2,595,795
WW Grainger, Inc.	2,406	1,114,243
		18,941,093
Materials - 1.8%
Eagle Materials, Inc. (d)	8,215	1,218,778
Sherwin-Williams Co.	6,046	1,914,224
Vale SA - ADR	47,840	609,003
		3,742,005
Technology - 36.4% (c)
Accenture PLC - Class A	10,041	3,602,610
Adobe, Inc. (a)	3,077	2,001,158
Analog Devices, Inc.	5,192	900,760
Apple, Inc.	73,010	10,936,898
ASML Holding NV	1,894	1,539,595
Atlassian Corp. PLC - Class A (a)	5,685	2,604,469
Autodesk, Inc. (a)	4,014	1,274,886
Broadcom, Inc.	4,390	2,334,031
Cadence Design Systems, Inc. (a)	7,552	1,307,327
CDW Corp.	5,885	1,098,435
Cisco Systems, Inc.	45,095	2,523,967
Crowdstrike Holdings, Inc. - Class A (a)(d)	3,297	929,095
FactSet Research Systems, Inc.	1,814	805,216
Fair Isaac Corp. (a)	2,627	1,046,071
Fortinet, Inc. (a)(d)	5,787	1,946,400
Gartner, Inc. (a)	4,478	1,486,293
HP, Inc.	66,864	2,027,985
International Business Machines Corp.	16,725	2,092,297
Intuit, Inc. (d)	1,974	1,235,704
Jack Henry & Associates, Inc. (d)	7,083	1,179,178
KLA Corp.	3,046	1,135,427
Manhattan Associates, Inc. (a)	7,367	1,337,405
MarketAxess Holdings, Inc. (d)	1,460	596,658
Mastercard, Inc. - Class A	4,967	1,666,528
Microchip Technology, Inc.	8,288	614,058
Microsoft Corp.	18,567	6,157,189
Moody's Corp. (d)	3,567	1,441,603
Motorola Solutions, Inc. (d)	2,954	734,335
MSCI, Inc.	1,784	1,186,146
NVIDIA Corp.	11,069	2,830,011
Palo Alto Networks, Inc. (a)(d)	4,897	2,493,014
S&P Global, Inc. (d)	4,630	2,195,361
ServiceNow, Inc. (a)	3,168	2,210,504
Texas Instruments, Inc.	6,091	1,141,941
Veeva Systems, Inc. - Class A (a)	3,805	1,206,223
VMware, Inc. - Class A (a)(d)	5,954	903,222
Western Union Co. (d)	24,145	439,922
Workday, Inc. - Class A (a)	5,666	1,643,027
Xilinx, Inc.	8,555	1,539,900
Zebra Technologies Corp. (a)(d)	2,017	1,076,977
Zoom Video Communications, Inc. - Class A (a)	2,576	707,498
		76,129,324
TOTAL COMMON STOCKS (Cost $163,103,949)		203,291,543

REITs - 2.0%
Real Estate - 2.0%
American Tower Corp.	8,176	2,305,387
Gaming and Leisure Properties, Inc.	13,155	637,886
Iron Mountain, Inc. (d)	26,637	1,215,712
TOTAL REITs (Cost $3,431,359)		4,158,985

MONEY MARKET FUND - 0.8%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.01% (b)	1,640,429	1,640,429
TOTAL MONEY MARKET FUND (Cost $1,640,429)		1,640,429

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 16.5%
Investment Company - 16.5%
Mount Vernon Liquid Asset Portfolio, LLC, 0.10% (b)	34,480,790	34,480,790
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $34,480,790)		34,480,790

Total Investments (Cost $202,656,527) - 116.5%		243,571,747
Liabilities in Excess of Other Assets - (16.5)%		(34,408,431)
TOTAL NET ASSETS - 100.0%		$209,163,316

     Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Invesment Trust
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of October 31, 2021.
(c) Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund's total assets at the time of investment.
(d) All or a portion of this security was out on loan at October 31, 2021. Total loaned securities had a market value of $33,781,385 as of October 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.  This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

FCF US Quality ETF
(formerly, TrimTabs U.S. Free Cash Flow Quality ETF)
Summary of Fair Value Disclosure at October 31, 2021 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,  whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2021:

FCF US Quality ETF
(formerly, TrimTabs U.S. Free Cash Flow Quality ETF)

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$7,498,815	$-	$-	$7,498,815
Consumer Discretionary	26,122,269	-	-	26,122,269
Consumer Staples	16,258,749	-	-	16,258,749
Energy	5,559,685	-	-	5,559,685
Financials	26,097,816	-	-	26,097,816
Health Care	22,941,787	-	-	22,941,787
Industrials	18,941,093	-	-	18,941,093
Materials	3,742,005	-	-	3,742,005
Technology	76,129,324	-	-	76,129,324
Total Common Stocks	203,291,543	-	-	203,291,543
REITs	4,158,985	-	-	4,158,985
Money Market Fund	1,640,429	-	-	1,640,429
Investment Purchased with the Cash Proceeds From Securities Lending	34,480,790	-	-	34,480,790
Total Investments	$243,571,747	$-	$-	$243,571,747

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.